Document and Entity Information	12 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	MOTORCAR PARTS OF AMERICA INC
Entity Central Index Key	0000918251